Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Operating Lease Commitments

The following table reconciles the operating lease commitments as disclosed in Note 51(b) as at December 31, 2018 to the opening balance for lease liabilities recognized as at January 1, 2019:

January 1, 2019 RMB million
Operating lease commitments at December 31, 2018	75,729
Less: commitments relating to leases exempt from capitalization:
- short-term leases, other leases with remaining lease term ending on or before December 31, 2019 and leases of low-value assets	(924)
- leases contracts entered before December 31, 2018 but the lease period start after January 1, 2019	(16,612)
Less: total future interest expenses	(10,037)

Present value of remaining lease payments, discounted using the incremental borrowing rates at January 1, 2019	48,156
Add: finance lease liabilities recognized as at December 31, 2018	72,221

Total lease liabilities recognized at January 1, 2019	120,377

Summary of Impacts of the Adoption of IFRS 16
The following table summarizes the impacts of the adoption of IFRS 16 on the Group’s consolidated statement of financial position:

		Adoption of IFRS 16
	Carrying amount at December 31, 2018	Remeasurement	Reclassification	Carrying amount at January 1, 2019
	RMB million	RMB million	RMB million	RMB million
Line items in the consolidated statement of financial position impacted by the adoption of IFRS 16:
Property, plant and equipment, net	170,692	—	(88,880)	81,812
Right-of-use assets	—	45,437	91,914	137,351
Lease prepayments	2,970	—	(2,970)	—
Interest in associates	3,181	(527)	—	2,654
Deferred tax assets	1,566	717	—	2,283
Other assets	1,776	—	(210)	1,566
Total non-current assets	222,877	45,627	(146)	268,358
Prepaid expenses and other current assets	3,659	(811)	—	2,848
Total current assets	24,072	(811)	—	23,261
Lease liabilities	—	6,969	9,952	16,921
Current portion of obligations under finance leases	9,555	—	(9,555)	—
Accrued expenses	15,682	(83)	(397)	15,202
Total current liabilities	83,687	6,886	—	90,573
Net current liabilities	59,615	7,697	—	67,312
Total assets less current liabilities	163,262	37,930	(146)	201,046
Line items in the consolidated statement of financial position impacted by the adoption of IFRS 16:
Lease liabilities	—	40,790	62,666	103,456
Obligations under finance leases	62,666	—	(62,666)	—
Provision for major overhauls	2,831	780	—	3,611
Deferred benefits and gains	906	—	(146)	760
Deferred tax liabilities	676	(178)	—	498
Total non-current liabilities	84,793	41,392	(146)	126,039
Net assets	78,469	(3,462)	—	75,007
Reserves	52,990	(3,124)	—	49,866
Total equity attributable to equity shareholders of the Company	65,257	(3,124)	—	62,133
Non-controlling interests	13,212	(338)	—	12,874
Total equity	78,469	(3,462)	—	75,007

Summary of Estimated Impact on the Adoption of IFRS 16 on the Operating Results and the Financial Results Including Cash Flow
The following tables give an indication of the estimated impact of the adoption of the IFRS 16 on the Group’s financial result and cash flows for the year ended December 31, 2019, by adjusting the amounts reported under IFRS 16 in these consolidated financial statements to compute estimates of the hypothetical amounts that would have been recognized under IAS 17 if this superseded standard had continued to apply to 2019 instead of IFRS 16, and by comparing these hypothetical amounts for 2019 with the actual 2018 corresponding amounts which were prepared under IAS 17.

	2019					2018
	Amounts reported under IFRS 16	Add back: IFRS 16 depreciation, maintenance and interest expenses, net	Add back: net effect between IAS 17 and IFRS 16 relating to share of associates’ results	Deduct: estimated amounts related to operating leases as if under IAS 17 (Note (i))	Hypothetical amounts for 2019 as if under IAS 17	Compared to amounts reported for 2018 under IAS 17
	(A)	(B)	(C)	(D)	(E=A+B+C-D)
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Financial result for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Operating profit	10,838	7,580	—	9,491	8,927	8,819
Interest expense	(5,845)	2,380	—	—	(3,465)	(3,202)
Exchange loss, net	(1,477)	756	—	—	(721)	(1,853)
Share of associates’ results	(178)	—	216	—	38	263
Profit before income tax	4,055	10,716	216	9,491	5,496	4,364
Profit for the year	3,084	10,716	216	9,491	4,525	3,364

	2019			2018
	Amounts reported under IFRS 16	Estimated amounts related to operating leases as if under IAS 17 (Notes (i) & (ii))	Hypothetical amounts for 2019 as if under IAS 17	Compared to amounts reported for 2018 under IAS 17
	(A)	(B)	(C=A+B)
	RMB million	RMB million	RMB million	RMB million
Line items in the consolidated cash flow statement for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Cash generated from operating activities	39,728	(9,491)	30,237	21,174
Interest paid	(7,014)	2,380	(4,634)	(4,255)
Net cash generated from operating activities	31,175	(7,111)	24,064	15,388
Capital element of lease rentals paid (Note (iii))	(17,784)	7,111	(10,673)	(10,433)
Net cash (used in)/generated from financing activities	(21,833)	7,111	(14,722)	5,220
Notes:
(i)
The “estimated amounts related to operating leases” is an estimate of the amounts of the cash flows in 2019 that relate to leases which would have been classified as operating leases, if IAS 17 had still applied in 2019. This estimate assumes that there were no differences between rentals and cash flows and that all of the new leases entered into in 2019 would have been classified as operating leases under IAS 17, if IAS 17 had still applied in 2019. Any potential net tax effect is ignored.

(ii)
In this impact table these cash outflows are reclassified from financing to operating in order to compute hypothetical amounts of net cash generated from operating activities and net cash used in financing activities as if IAS 17 still applied.

(iii)	The capital element of finance leases under IAS 17 previously presented as “Repayment of principal under finance lease obligations” in 2018 consolidated cash flow statement.

Summary of Impact of Transition to IFRS 9 on Retained Earnings and Reserves and Related Tax Impact
The following table summarizes the impact of transition to IFRS 9 on retained earnings and reserves and the related tax impact at January 1, 2018.

Retained earnings	RMB million
Transferred from fair value reserve (recycling) relating to financial assets now measured at fair value through profit or loss (FVPL)	30
Remeasurement of other investments in equity securities now measured at FVPL at January 1, 2018	23
Related tax	(5)
Effect of the above changes on non-controlling interests	(8)

Net increase in retained earnings at January 1, 2018	40

Fair value reserve (recycling)
Transferred to retained earnings relating to financial assets now measured at FVPL	(30)
Transferred to fair value reserve (non-recycling) relating to equity securities now measured at fair value through other comprehensive income (FVOCI)	(210)

Net decrease in fair value reserve (recycling) at January 1, 2018	(240)

Fair value reserve (non-recycling)
Transfer and remeasurement effect of other investments in equity securities now measured at FVOCI at January 1, 2018	334
Related tax	(31)

Net increase in fair value reserve (non-recycling) at January 1, 2018	303

Non-controlling interests
Remeasurement of other investments in equity securities now measured at FVPL in non-controlling interests at January 1, 2018	8

Summary of Original Measurement Categories For Each Class of Financial Assets Under IAS 39 and Reconciles Carrying Amounts of Financial Assets Determined in Accordance with IAS 39 to those Determined in Accordance with IFRS 9
The following table shows the original measurement categories for each class of the Group’s financial assets under IAS 39 and reconciles the carrying amounts of those financial assets determined in accordance with IAS 39 to those determined in accordance with IFRS 9.

	IAS 39 carrying amount at December 31, 2017	Reclassification	Remeasurement	IFRS 9 carrying amount at January 1, 2018
	RMB million	RMB million	RMB million	RMB million
Financial assets measured at FVOCI (non-recyclable)
Other equity instrument investments	—	637	124	761

Financial assets carried at FVPL
Other non-current financial assets	—	88	23	111

Financial assets classified as available-for-sale under IAS 39
Available-for-sale financial assets	622	(622)	—	—
Other investments in equity securities	103	(103)	—	—

Summary of Impact of Transition to IFRS 15 on Total Equity
The following table summarizes the impact of transition to IFRS 15 on total equity at January 1, 2018:

RMB million
Total equity
Earlier recognition of ticket breakage revenue	682
Change in measurement of revenue under frequent flyer award programs	89
Related income tax	(192)

Total equity	579
Representing:
Attributable to equity shareholders of the Company	526
Non-controlling interests	53

Summary of Estimated Impact of Adoption of IFRS 15
The following tables summarize the estimated impact of adoption of IFRS 15 on the Group’s consolidated financial statements for the year ended December 31, 2018, by comparing the amounts reported under IFRS 15 in these consolidated financial statements with estimates of the hypothetical amounts that would have been recognized under IAS 18 and IAS 11 if those superseded standards had continued to apply to 2018 instead of IFRS 15. These tables show only those line items impacted by the adoption of IFRS 15:

	Amounts reported in accordance with IFRS 15	Hypothetical amounts under IASs 18 and 11	Difference: Estimated impact of adoption of IFRS 15 on 2018
	(A)	(B)	(A)-(B)
	RMB million	RMB million	RMB million
Line items in the consolidated income statement for year ended December 31, 2018 impacted by the adoption of IFRS 15:
Traffic revenue	138,064	136,641	1,423
Other operating revenue	5,559	6,855	(1,296)
Total operating revenue	143,623	143,496	127
Profit before income tax	4,364	4,237	127
Income tax	(1,000)	(968)	(32)
Profit for the year	3,364	3,269	95
Profit attributable to:
Equity shareholders of the Company	2,895	2,805	90
Non-controlling interests	469	464	5
Earnings per share
Basic and diluted	RMB0.27	RMB0.26	RMB0.01
Line items in the consolidated statement of comprehensive income for year ended December 31, 2018 impacted by the adoption of IFRS 15:
Total comprehensive income for the year	3,619	3,524	95
Total comprehensive income attributable to:
Equity shareholders of the Company	3,048	2,958	90
Non-controlling interests	571	566	5
Line items in the consolidated statement of financial position as at December 31, 2018 impacted by the adoption of IFRS 15:
Deferred tax assets	1,566	1,570	(4)
Non-current assets	222,877	222,881	(4)
Contract liabilities	(1,693)	—	(1,693)
Sales in advance of carriage	(8,594)	(9,357)	763
Deferred revenue	—	(1,808)	1,808
Current income tax	(369)	(130)	(239)
Total current liabilities	(83,687)	(84,326)	639
Total assets less current liabilities	163,262	162,627	635
Deferred revenue	—	(2,057)	2,057
Other non-current liabilities	(2,036)	(18)	(2,018)
Total non-current liabilities	(84,793)	(84,832)	39
Reserves	(52,990)	(52,374)	(616)
Total equity attributable to equity shareholders of the Company	(65,257)	(64,641)	(616)
Non-controlling interests	(13,212)	(13,154)	(58)
Total equity	(78,469)	(77,795)	(674)
Line items in the reconciliation of profit before income tax to cash generated from operating activities for year ended December 31, 2018 (Note 34(b)) impacted by the adoption of IFRS 15:
Profit before income tax	4,364	4,237	127
Increase in contract liabilities	232	—	232
Increase in sales in advance of carriage	1,441	1,504	(63)
Increase in deferred revenue	—	514	(514)
Increase in other non-current liabilities	218	—	218

Estimated Useful Lives for Depreciation Using Straight Line Method of Other Property, Plant and Equipment
Except for components related to overhaul costs, the depreciation of other property, plant and equipment is calculated to write off the cost of items, less their estimated residual value, if any, using the straight-line method over their estimated useful lives as follows:

Buildings	5 to 35 years
Owned aircraft	15 to 20 years
Other flight equipment
– Jet engines	15 to 20 years
– Others, including rotables	3 to 15 years
Machinery and equipment	4 to 10 years